UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08390

Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Bond Fund                                                                             as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.1%
$1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$1,544,414
2,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	2,640,100
1,810	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/32 (1)	1,745,998
4,835	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39 (1)	4,594,555
1,750	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 6.03%, 10/1/29 (2)(3)	1,892,537
10,000	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	10,450,000
6,000	Vermont Educational and Health Buildings Finance Agency, (Middlebury College), 5.00%, 10/31/46	6,284,100
		$29,151,704
Electric Utilities — 3.6%
$2,100	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$2,122,470
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,371,050
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	2,131,857
4,500	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31 (4)	4,719,510
4,500	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31 (4)	4,719,510
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,119,320
4,435	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	4,453,760
		$25,637,477
Escrowed / Prerefunded — 6.0%
$3,000	Allegheny County, PA, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$3,332,370
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (2)	1,833,630
14,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	7,184,380

1

$10,000	Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$6,443,200
1,180	Grove City, PA, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,231,224
1,500	Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/13, 5.375%, 11/15/35	1,637,610
1,000	Maricopa County, AZ, Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,033,830
5,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20 (5)(6)	5,980,590
434	New York, NY, Prerefunded to 6/1/13, 5.25%, 6/1/28 (4)	471,802
1,380	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.75%, 1/1/33 (6)	1,478,629
2,500	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	1,927,325
6,000	Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	3,200,640
625	Sullivan County, TN, Health, Education and Housing Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	700,681
375	Sullivan County, TN, Health, Education and Housing Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	420,409
3,000	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39 (4)	3,495,900
1,620	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	1,742,618
		$42,114,838
General Obligations — 8.7%
$21,000	California, 4.50%, 8/1/30 (1)	$20,744,640
2,600	California, 5.25%, 4/1/30	2,770,300
3,000	California, 5.25%, 2/1/33	3,178,080
2,380	California, 5.50%, 11/1/33	2,593,438
4,365	Georgia, 1.00%, 3/1/26	2,506,776
5,000	Harlandale, TX, Independent School District, 4.75%, 8/15/40	5,092,600
10,540	New York, NY, 4.25%, 1/1/28	10,220,954
5,405	New York, NY, 5.00%, 6/1/30	5,676,331
4,741	New York, NY, 5.25%, 6/1/28 (4)	5,031,638
4,000	South Carolina, 3.25%, 8/1/30	3,340,760
		$61,155,517

2

Health Care - Miscellaneous — 0.5%
$200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$215,018
115	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	123,635
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), 7.50%, 9/1/15	107,509
1,595	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36 (2)	1,634,092
1,340	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36 (2)	1,372,521
398	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36 (2)	410,218
		$3,862,993
Hospital — 16.6%
$2,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$2,063,640
5,600	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	5,808,152
2,500	California Health Facilities Financing Authority, (Kaiser Foundation Health Plan), 5.00%, 4/1/37	2,573,975
1,800	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/27	1,884,096
2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,088,140
3,080	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	3,163,530
7,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	7,358,330
500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	516,400
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,106,060
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,051,250
980	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	1,026,628
5,875	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	6,038,325

3

$1,060	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 4.75%, 2/15/34	$1,062,682
470	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	482,685
1,000	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/39	1,026,260
13,620	Indiana Health and Educational Facilities Finance Authority, (Ascension Health), 5.00%, 11/15/36 (4)	14,146,549
3,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	647,190
10,410	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,807,488
800	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), 5.50%, 5/15/32	846,528
4,150	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	4,445,148
7,630	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	7,944,966
5,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	5,183,400
10,000	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	10,291,200
3,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,309,060
7,710	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28 (4)	7,957,234
1,575	Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,610,012
265	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.20%, 1/1/08 (7)	7,764
1,030	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (7)	30,179
2,270	Rochester, MN, Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27 (4)	2,332,232
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	1,110,219
1,375	Tangipahoa Parish, LA, Hospital Service District No.1, (North Oaks Medical Center), 5.00%, 2/1/30	1,413,032
16,000	Tulsa County, OK, Industrial Authority, (St. Francis Health System), 5.00%, 12/15/36	16,539,840
		$116,872,194
Housing — 1.3%
$1,000	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$1,021,090
1,020	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.35%, 7/1/40	1,038,309

4

$1,300	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	$1,462,851
2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	2,671,525
1,265	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,343,506
1,085	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	1,119,720
285	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/07 (7)	277,519
		$8,934,520
Industrial Development Revenue — 2.9%
$945	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	$968,767
6,495	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (4)	7,415,666
5,680	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	6,485,140
2,500	Nez Perce County, ID, Pollution Control, 7.00%, 12/1/14	2,833,650
2,450	Port Camas-Washougan, WA, (James River), 6.70%, 4/1/23	2,452,670
		$20,155,893
Insured-Education — 5.4%
$8,000	Alabama State University, (XLCA), 4.625%, 8/1/36	$8,023,600
1,620	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	1,595,473
16,750	District of Columbia, (Georgetown University), (AMBAC), 4.50%, 4/1/42 (1)	16,331,920
3,130	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	3,117,417
3,625	University of California, (FSA), 4.50%, 5/15/28	3,647,765
1,495	University of California, (MBIA), 4.75%, 5/15/37	1,531,687
2,105	University of North Texas, (MBIA), 4.50%, 4/15/36	2,073,067
1,750	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31 (6)	2,014,880
		$38,335,809
Insured-Electric Utilities — 4.3%
$2,000	Burlington, KS, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$2,140,620
5,190	Energy Northwest, WA, Wind Project, (AMBAC), 4.50%, 7/1/30	5,090,611
5,000	Lakeland, FL, Energy System, (XLCA), 4.75%, 10/1/36	5,117,150
2,865	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/29	1,096,292

5

$5,000	Omaha, NE, Public Power District, (FGIC), 4.75%, 2/1/36	$5,143,300
11,560	Springfield, MO, Public Utility, (FGIC), 4.50%, 8/1/36	11,457,000
		$30,044,973
Insured-Escrowed/Prerefunded — 0.9%
$4,500	New Jersey Turnpike Authority, (MBIA), Prerefunded 1/1/10, 5.50%, 1/1/30 (4)	$4,721,310
1,500	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/15, (AGC), 5.00%, 7/1/45	1,631,385
		$6,352,695
Insured-General Obligations — 8.1%
$5,550	Beaverton, OR, School District, (FSA), 4.125%, 6/1/26	$5,370,901
2,250	California, (AMBAC), 5.00%, 2/1/28 (4)	2,516,580
1,320	California, (AMBAC), Variable Rate, 7.975%, 5/1/26 (2)(8)	1,598,942
2,500	California, (FGIC), 5.75%, 12/1/29 (4)(9)	2,626,807
5,400	Connecticut, (AMBAC), 5.25%, 6/1/19 (4)	6,081,156
5,000	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40	4,486,650
2,500	Georgia, (MBIA), 2.00%, 9/1/24	1,798,800
2,690	Harrisonburg, VA, (FSA), 4.25%, 2/1/33	2,617,827
5,335	Jackson County, OR, School District No. 549C, (FSA), 4.50%, 12/15/31	5,354,206
3,835	McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	3,675,617
2,340	Merced, CA, Union High School District, (FGIC), 0.00%, 8/1/20	1,330,267
1,865	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	1,723,652
2,500	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	2,398,200
1,895	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	1,520,889
5,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15	3,635,550
4,360	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/30	4,344,522
6,000	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	5,938,680
		$57,019,246
Insured-Hospital — 4.5%
$20,230	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$19,920,886
3,780	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38 (4)	4,391,503
2,400	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38 (4)	2,788,256

6

$2,265	University of California, (Regents Medical Center), (MBIA), 4.50%, 5/15/37	$2,251,931
2,005	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.50%, 10/1/35	1,968,649
		$31,321,225
Insured-Lease Revenue / Certificates of Participation — 3.4%
$10,000	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/31	$3,317,400
17,000	Hudson Yards Infrastructure Corp., NY, (MBIA), 4.50%, 2/15/47	16,809,430
2,145	Jackson County, MO, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	2,143,284
2,500	Saint Louis, MO, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,496,275
		$23,766,389
Insured-Other Revenue — 3.3%
$3,000	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/35	$3,159,060
5,200	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	6,470,672
5,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	5,127,250
4,250	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	4,216,383
1,735	Western Virginia Regional Jail Authority, (MBIA), 4.25%, 6/1/34	1,668,602
2,330	Western Virginia Regional Jail Authority, (MBIA), 4.25%, 6/1/39	2,229,461
		$22,871,428
Insured-Special Tax Revenue — 5.1%
$6,000	Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$5,527,020
7,000	Dallas, TX, Area Rapid Transit, (AMBAC), 4.50%, 12/1/27	7,018,690
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	2,044,280
8,165	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	8,343,079
7,465	New York City, NY, Transitional Finance Authority, (FGIC), 4.25%, 1/15/34	7,202,755
3,400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,472,488
7,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,098,320
		$35,706,632

7

Insured-Transportation — 7.4%
$4,905	Alabama State Dock Authority, (MBIA), 4.50%, 10/1/36	$4,845,748
1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	1,034,010
7,120	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	1,481,174
20,565	Fairfax County, VA, Economic Development Authority, (MBIA), 4.25%, 4/1/37	19,772,219
7,295	Harris County, TX, Toll Road Senior Lien, (MBIA), 4.50%, 8/15/36	7,206,731
3,770	Metropolitan Transportation Authority, NY, (FSA), 4.50%, 11/15/36	3,766,758
1,930	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	2,267,171
1,585	Pima County, AZ, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/21	1,411,300
2,600	Regional Transportation Authority, IL, (MBIA), 4.50%, 7/1/35	2,573,168
1,030	South Jersey Transportation Authority, (FGIC), 4.50%, 11/1/35	1,033,245
1,535	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	1,415,070
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,402,100
		$52,208,694
Insured-Water and Sewer — 6.0%
$3,440	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.25%, 1/1/27	$3,330,230
2,960	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.25%, 1/1/29	2,855,838
16,000	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	15,720,160
2,700	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/43	2,631,852
5,000	Detroit, MI, Water Supply System, (FSA), 5.00%, 7/1/33 (6)	5,278,200
570	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	547,662
2,460	Limestone County, AL, Water and Sewer, (XLCA), 4.25%, 12/1/32	2,343,396
2,940	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	2,985,423
3,510	New York, NY, Environmental Facilities Corp., (MBIA), 4.25%, 6/15/27	3,446,715
3,490	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	3,368,513
		$42,507,989
Insured-Water Revenue — 0.5%
$3,500	Seattle, WA, Water System, (FSA), 4.50%, 2/1/37	$3,468,570
		$3,468,570

8

Nursing Home — 0.7%
$770	Clovis, NM, Industrial Development Revenue, (Retirement Ranches, Inc.), 7.75%, 4/1/19 (6)	$799,730
1,075	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	1,108,486
1,090	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	1,091,766
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	2,076,440
		$5,076,422
Other Revenue — 5.9%
$1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20 (2)	$1,039,360
2,805	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (2)	3,017,956
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,373,342
3,600	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	3,720,456
3,850	Golden State Tobacco Securitization Corp., CA, 5.125%, 6/1/47	3,823,089
10,000	Golden State Tobacco Securitization Corp., CA, 5.50%, 6/1/33 (4)	10,976,700
1,000	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21 (2)	1,067,290
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	221,513
6,080	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	5,926,662
912	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	945,370
8,530	Tobacco Settlement Financing Corp., NJ, 0.00%, 6/1/41	1,273,700
2,345	Tobacco Settlement Financing Corp., NJ, 4.75%, 6/1/34	2,213,375
3,000	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37 (4)	3,210,410
2,390	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26 (2)	2,381,778
250	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	253,390
		$41,444,391
Senior Living / Life Care — 1.9%
$335	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$346,313
1,395	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	1,452,809
3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	3,356,694
1,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,507,395

9

$2,725	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	$2,739,770
1,500	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	1,522,980
1,500	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	1,503,780
980	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24 (10)	846,299
		$13,276,040
Special Tax Revenue — 3.6%
$2,500	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,729,250
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	840,488
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,556,064
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,266,875
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,063,590
2,000	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	2,192,380
1,500	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	1,537,485
435	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	435,740
640	Jurupa, CA, Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	655,168
1,415	Lincoln, CA, Public Financing Authority, (Twelve Bridges), 6.20%, 9/2/25	1,487,250
6,300	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34 (4)	6,778,958
1,200	New York, NY, Transitional Finance Authority, 4.75%, 11/1/23	1,230,312
2,455	River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,487,234
1,000	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	1,085,480
		$25,346,274
Water and Sewer — 0.9%
$3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,717,501
3,750	New York, NY, Municipal Water Finance Authority, 4.75%, 6/15/38	3,841,125
		$6,558,626

10

Water Revenue — 4.3%
$16,200	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36 (4)	$16,694,505
13,290	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	13,214,247
		$29,908,752
Total Tax-Exempt Investments (identified cost $747,786,308)		$773,099,291

Short-Term Investments — 4.0%

Principal
Amount
(000’s omitted)	Security	Value
$1,435	California, (FGIC), Variable Rate, 3.65%, 12/1/29	$1,435,000
9,000	Connecticut State Health and Educational Facilities Authority, (Yale University), Variable Rate, 3.60%, 7/1/35	9,000,000
12,000	Connecticut State Health and Educational Facilities Authority, (Yale University), Variable Rate, 3.60%, 7/1/36	12,000,000
5,500	Franklin County, OH, (Trinity Health Credit), (FSA), Variable Rate, 3.68%, 12/1/30	5,500,000
Total Short-Term Investments (at amortized cost, $27,935,000)		$27,935,000
Total Investments — 113.9% (identified cost $775,721,308)		$801,034,291
Other Assets, Less Liabilities — (13.9)%		$(97,489,080)
Net Assets — 100.0%		$703,545,211

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At March 31, 2007, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	19.4%
New York	16.3%
Others, representing less than 10% individually	78.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or

11

municipality. In order to reduce the risk associated with such economic developments, at March 31, 2007, 43.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 16.4% of total investments.

(1)	When-issued security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $16,248,324 or 2.3% of the Fund’s net assets.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(7)	Defaulted bond.
(8)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2007.
(9)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(10)	Security is in default with respect to principal payments.

A summary of financial instruments at March 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
06/07	1348 U.S. Treasury Bond	Short	$(152,163,188)	$(149,965,000)	$2,198,188

Interest Rate Swaps

At March 31, 2007, the Fund had entered into an interest rate swap agreement with Citibank, N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $12,650,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $18,615.

At March 31, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the notional amount of $12,650,000. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open interest rate swap contracts of $2,191.

12

At March 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$706,811,181
Gross unrealized appreciation	$28,129,594
Gross unrealized depreciation	(2,636,484)
Net unrealized appreciation	$25,493,110

13

Eaton Vance Tax Free Reserves                                                                                                        as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Principal Amount (000’s omitted)	Security	Value
General Obligation Notes/Bonds — 6.6%
$1,000	Bay Village, OH, 4.50%, 7/20/07	$1,002,613
1,500	Texas, Tax and Revenue Anticipation, 4.50%, 8/31/07	1,505,691
		$2,508,304
Revenue Notes/Bonds — 7.8%
$500	Illinois Educational Facility Authority, (University of Chicago), 3.10%, 7/1/07	$499,214
425	Metroploitan Government of Nashville and Davidson County, TN, Industrial Development Revenue, (Dixie Graphics, Inc.), (LOC: SunTrust Bank), 3.62%, 5/1/09	425,000
1,000	Milwaukee, WI, School Revenue, 4.50%, 8/30/07	1,003,727
1,000	University of Texas, 5.00%, 8/15/07	1,005,408
		$2,933,349
Variable Rate Demand Obligations — 85.3%
$500	Clark County, NV, School District, (AMBAC), (SPA: Wachovia Bank N.A.), 3.69%, 6/15/25	$500,000
1,000	Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility, (Playhouse Square Foundation), (LOC: Fifth Third Bank), 3.67%, 11/15/34	1,000,000
1,145	Colorado Educational and Cultural Facility Authority, (YMCA Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 3.65%, 7/1/18	1,145,000
1,400	Connecticut Health and Educational Facility Authority, (Bradley Health Care), (LOC: Bank of America N.A.), 3.63%, 7/1/29	1,400,000
200	Delaware Valley, PA, Regional Finance Authority, Series A, (LOC: Bayerische Landesbank), 3.68%, 12/1/17	200,000
700	Delaware Valley, PA, Regional Finance Authority, Series A, (LOC: Bayerische Landesbank), 3.68%, 12/1/20	700,000
600	Delaware Valley, PA, Regional Finance Authority, Series C, (LOC: Bayerische Landesbank), 3.68%, 12/1/20	600,000
500	Detroit, MI, Water Supply, (FGIC), (SPA: Dexia Credit Local), 3.65%, 7/1/35	500,000
1,600	Forsyth Mont, Mt, Pollution Control, (LOC: BNP Paribas), 3.80%, 1/1/18	1,600,000

1

$900	Fulco, GA, Hospital Authority, (Piedmont Hospital), (LOC: SunTrust Bank), 3.65%, 3/1/24	$900,000
400	Galveston, TX, Industrial Development Corp., (AMT), (Mitchell Industries), (LOC: JP Morgan Chase Bank), 3.82%, 9/1/13	400,000
1,245	Illinios, (FSA), (SPA: Wachovia Bank N.A.), 3.69%, 12/1/24	1,245,000
1,600	Illinois Development Finance Authority, (Chicago Symphony Orchestra), (LOC: Northern Trust Co.), 3.65%, 12/1/28	1,600,000
1,400	Illinois Development Finance Authority, Series C, (Provena Health), (MBIA), (SPA: Bank One N.A.), 3.65%, 5/1/28	1,400,000
1,500	Illinois Finance Authority Industrial Development Revenue, (Barton Manufacturing, Inc.), AMT, (LOC: National City Bank), 3.78%, 11/1/18	1,500,000
1,000	Illinois Finance Authority, (Northwestern University), 3.61%, 12/1/34	1,000,000
600	Indiana Municipal Power Agency, Power Supply Systems Revenue, Series A, (LOC: Dexia Credit Local), 3.67%, 1/1/18	600,000
1,000	Jefferson County, AL, Sewer Revenue, (XLCA), (SPA: State Street B&T Co.), 3.66%, 2/1/42	1,000,000
650	King County, WA, Sewer Revenue, (LOC: Helaba), 3.66%, 1/1/32	650,000
875	Lake Elsinore, CA, Recreation Authority Revenue, (Public Facilities), (LOC: Union Bank of CA), 3.50%, 2/1/32	875,000
1,900	Lincoln County, WY, Pollution Control Revenue, (Exxon-Mobil Project), Series C, 3.82%, 7/1/17	1,900,000
515	New Hampshire Health and Education Facility Authority, (Dartmouth College), (SPA: JP Morgan Chase Bank), 3.61%, 6/1/23	515,000
895	New York, NY, (CIFG), (SPA: DEPFA Bank PLC), 3.64%, 8/15/29	895,000
1,000	North Carolina Capital Facility Finance agency, (Wake Forest University), 3.63%, 1/1/18	1,000,000
400	Ohio Higher Educational Facility Commission, (John Carroll University), (LOC: Allied Irish Bank PLC), 3.67%, 11/15/31	400,000
900	Pasadena, TX, School District, (SPA: Bank of America N.A.), (PSF Guaranteed), 3.66%, 8/15/26	900,000
500	Pennsylvania Turnpike Commission, (Oil Franchise), (AMBAC), (Liq: Citigroup Financial), 3.72%, 12/1/15	500,000
955	Pennsylvania Turnpike Commission, (Oil Franchise), (AMBAC), (Liq: Citigroup Financial), 3.72%, 12/15/15	955,000
2,000	Private Colleges and Universities Authority, GA, (Emory University), 3.64%, 9/1/35	2,000,000
1,300	South Barrington, IL, (Cook County), (LOC: Harris Trust & Savings Bank), 3.95%, 12/1/27	1,300,000
1,000	Travis County, TX, Housing Finance Corp., (Multi-Family Housing), (Travis Apartments), (Liq: FNMA), 3.65%, 2/15/34	1,000,000

2

$1,300	University of Pittsburgh of the Commonwealth System of Higher Education, PA, (University of PA), (SPA: DEPFA Bank PLC), 3.62%, 9/15/24	$1,300,000
860	West Memphis, AR, Public Facility Board, AMT, (West Memphis Meadow 98 Apts.), (Liq: FHLMC), 3.72%, 12/1/34	860,000
		$32,340,000
Total Tax-Exempt Investments — 99.7% (identified cost $37,781,653) (1)		$37,781,653
Other Assets, Less Liabilities — 0.3%		$118,350
Net Assets — 100.0%		$37,900,003

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
LOC	—	Letter of Credit
Liq	—	Liquidity Provider
MBIA	—	Municipal Bond Insurance Association
PSF	—	Permanent School Fund
SPA	—	Standby Bond Purchase Agreement
XLCA	—	XL Capital Assurance, Inc.

The stated interest rate on variable rate demand obligations represents the rate in effect at March 31, 2007.

At March 31, 2007, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Illinois	22.6%
Pennsylvania	11.2%
Texas	12.7%
Other, representing less than 10% individually	53.2%

3

At March 31, 2007, the concentration of the Fund’s investments in the various industries, determined as a percentage of net assets, is as follows:

Education	20.4%
General Obligations	19.4%
Industrial Development Revenue	15.4%
Other Revenue	16.5%
Other, representing less than 10% individually	28.0%

(1)	Cost for federal income taxes is the same.

The Fund did not have any open financial instruments at March 31, 2007.

4

Eaton Vance Tax-Managed Growth Fund 1.1 as of March 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2007, the value of the Fund’s investment in the Portfolio was $2,813,779,481 and the Fund owned approximately 14.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Tax-Managed Growth Fund 1.2 as of March 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2007, the value of the Fund’s investment in the Portfolio was $1,327,648,796 and the Fund owned approximately 6.7% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Growth Portfolio                                                                                                        as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Company (The)	948,774	$84,355,496
General Dynamics Corp.	1,470,000	112,308,000
Honeywell International, Inc.	293,060	13,498,344
Northrop Grumman Corp.	3,106,163	230,539,418
Raytheon Co.	218,295	11,451,756
Rockwell Collins, Inc.	129,632	8,676,270
United Technologies Corp.	3,693,938	240,105,970
		$700,935,254
Air Freight & Logistics — 2.7%
CH Robinson Worldwide, Inc.	1,954,806	$93,341,986
FedEx Corp.	2,219,776	238,470,536
United Parcel Service, Inc., Class B	2,928,423	205,282,452
		$537,094,974
Airlines — 0.0%
Southwest Airlines Co.	386,112	$5,675,846
		$5,675,846
Auto Components — 0.1%
BorgWarner, Inc.	95,849	$7,228,932
Delphi Corp. (1)	5,361	15,547
Johnson Controls, Inc.	213,523	20,203,546
		$27,448,025
Automobiles — 0.1%
DaimlerChrysler AG (2)	24,284	$1,986,674
Ford Motor Co.	83,266	656,969
General Motors Corp.	33,939	1,039,891
Harley-Davidson, Inc.	141,140	8,291,975
		$11,975,509
Beverages — 4.7%
Anheuser-Busch Companies, Inc.	4,870,054	$245,742,925
Brown-Forman Corp., Class A	479,732	33,139,887
Brown-Forman Corp., Class B	45,820	3,003,959
Coca-Cola Co. (The)	4,633,145	222,390,960
Coca-Cola Enterprises, Inc.	1,606,930	32,540,332
PepsiCo, Inc.	6,139,946	390,254,968
		$927,073,031
Biotechnology — 1.4%
Amgen, Inc. (1)	4,383,359	$244,942,101
Biogen Idec, Inc. (1)	211,200	9,373,056
Celera Group (1)	4,834	68,643

Genzyme Corp. (1)	407,890	$24,481,558
Gilead Sciences, Inc. (1)	115,482	8,834,373
Vertex Pharmaceuticals, Inc. (1)	13,000	364,520
		$288,064,251
Building Products — 0.7%
American Standard Companies, Inc.	868,699	$46,058,421
Masco Corp.	3,416,946	93,624,320
		$139,682,741
Capital Markets — 5.3%
Affiliated Managers Group, Inc. (1)	20,520	$2,223,342
Ameriprise Financial, Inc.	67,303	3,845,693
Bank of New York Co., Inc.	425,513	17,254,552
Bear Stearns Companies, Inc.	95,736	14,393,908
Charles Schwab Corp. (The)	847,738	15,505,128
Credit Suisse Group (2)	155,136	11,116,351
Federated Investors, Inc., Class B	1,599,819	58,745,354
Franklin Resources, Inc.	733,068	88,576,606
Goldman Sachs Group, Inc.	1,115,548	230,505,683
Investors Financial Services Corp.	450,386	26,189,946
Knight Capital Group, Inc., Class A (1)	1,000,000	15,840,000
Legg Mason, Inc.	46,784	4,407,521
Lehman Brothers Holdings, Inc.	192,474	13,486,653
Mellon Financial Corp.	321,392	13,864,851
Merrill Lynch & Co., Inc.	2,472,803	201,953,821
Morgan Stanley	3,049,327	240,164,995
Northern Trust Corp.	724,724	43,584,901
Piper Jaffray Cos., Inc. (1)	12,636	782,674
Raymond James Financial, Inc.	221,005	6,577,109
State Street Corp.	146,764	9,502,969
T. Rowe Price Group, Inc.	341,862	16,132,468
UBS AG (2)	192,683	11,451,151
Waddell & Reed Financial, Inc., Class A	273,635	6,381,168
		$1,052,486,844
Chemicals — 0.9%
Arch Chemicals, Inc.	4,950	$154,539
Ashland, Inc.	46,969	3,081,166
Dow Chemical Co. (The)	249,664	11,449,591
Du Pont E.I. de Nemours and Co.	1,024,847	50,658,187
Ecolab, Inc.	407,411	17,518,673
MacDermid, Inc.	41,355	1,442,049
Monsanto Co.	39,066	2,147,067
Olin Corp.	9,900	167,706
PPG Industries, Inc.	27,142	1,908,354
Rohm and Haas Co.	2,380	123,094
Sigma-Aldrich Corp.	1,244,794	51,683,847

Tronox, Inc., Class B	26,441	$369,645
Valspar Corp. (The)	1,219,107	33,927,748
		$174,631,666
Commercial Banks — 7.5%
Associated Banc-Corp.	991,726	$33,321,994
Bank of Hawaii Corp.	69,735	3,698,047
Bank of Montreal (2)	255,597	15,484,066
BB&T Corp.	1,727,571	70,864,962
City National Corp.	173,260	12,751,936
Comerica, Inc.	466,015	27,550,807
Commerce Bancshares, Inc.	171,056	8,263,715
Compass Bancshares, Inc.	53,877	3,706,738
Fifth Third Bancorp	2,699,653	104,449,575
First Horizon National Corp.	147,440	6,123,183
First Midwest Bancorp, Inc.	523,358	19,233,406
HSBC Holdings PLC (Hungary) (ADR)	220,592	3,847,528
HSBC Holdings PLC (UK) (ADR)	579,110	50,851,649
Huntington Bancshares, Inc.	583,001	12,738,572
KeyCorp	661,289	24,778,499
M&T Bank Corp.	81,029	9,385,589
Marshall & Ilsley Corp.	663,221	30,713,765
National City Corp.	1,503,150	55,992,337
PNC Financial Services Group, Inc.	162,175	11,671,735
Regions Financial Corp.	2,290,117	81,001,438
Royal Bank of Canada (2)	573,476	28,616,452
Societe Generale (2)	1,606,685	276,833,365
SunTrust Banks, Inc.	1,228,577	102,021,034
Synovus Financial Corp.	1,065,458	34,456,912
Toronto-Dominion Bank (The) (2)	17,915	1,082,245
Trustmark Corp.	205,425	5,760,117
U.S. Bancorp	4,637,555	162,175,298
Valley National Bancorp.	4,980	125,745
Wachovia Corp.	2,533,212	139,453,321
Wells Fargo & Co.	3,762,481	129,542,221
Westamerica Bancorporation	45,925	2,212,207
Zions Bancorporation	396,936	33,549,031
		$1,502,257,489
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. (1)	15,490	$373,153
Allied Waste Industries, Inc. (1)	1,240,437	15,617,102
Avery Dennison Corp.	56,594	3,636,730
Cintas Corp.	638,154	23,037,359
Donnelley (R.R.) & Sons Co.	60,262	2,204,987
Herman Miller, Inc.	541,800	18,144,882
HNI Corp.	765,839	35,174,985

Hudson Highland Group, Inc. (1)	5,226	$81,473
Manpower, Inc.	706	52,082
Monster Worldwide, Inc. (1)	34,846	1,650,655
PHH Corp. (1)	20,110	614,562
Pitney Bowes, Inc.	31,857	1,445,989
Waste Management, Inc.	663,660	22,836,541
		$124,870,500
Communications Equipment — 1.7%
ADC Telecommunications, Inc. (1)	21,340	$357,232
Alcatel SA (ADR)	89,240	1,054,817
Avaya, Inc. (1)	20,404	240,971
Cisco Systems, Inc. (1)	6,139,644	156,745,111
Comverse Technology, Inc. (1)	165,755	3,538,869
Corning, Inc. (1)	3,671,953	83,500,211
Dycom Industries, Inc. (1)	61,019	1,590,155
Juniper Networks, Inc. (1)	35,691	702,399
Motorola, Inc.	1,266,823	22,384,762
Nokia Oyj (ADR)	2,030,478	46,538,556
Nortel Networks Corp. (1)(2)	72,544	1,744,683
QUALCOMM, Inc.	347,456	14,822,473
Riverstone Networks, Inc. (3)	28,706	0
Tellabs, Inc. (1)	32,678	323,512
		$333,543,751
Computer Peripherals — 2.1%
Brocade Communications Systems, Inc. (1)	5,749	$54,730
Dell, Inc. (1)	4,404,273	102,223,176
EMC Corp. (1)	1,747,812	24,207,196
Gateway, Inc. (1)	65,556	143,568
Hewlett-Packard Co.	884,325	35,496,805
International Business Machines Corp.	1,572,444	148,218,571
Lexmark International, Inc., Class A (1)	1,714,509	100,230,196
Network Appliance, Inc. (1)	364,967	13,328,595
Palm, Inc. (1)	398	7,216
Sun Microsystems, Inc. (1)	319,180	1,918,272
		$425,828,325
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc. (1)	300,614	$14,023,643
		$14,023,643
Construction Materials — 0.2%
CRH PLC (2)	207,894	$8,883,591
Vulcan Materials Co.	206,614	24,066,399
		$32,949,990

Consumer Finance — 1.0%
American Express Co.	614,558	$34,661,071
Capital One Financial Corp.	1,705,472	128,694,917
SLM Corp.	916,399	37,480,719
		$200,836,707
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$9,856,261
Sealed Air Corp.	42,528	1,343,885
Sonoco Products Co.	128,617	4,833,427
Temple-Inland, Inc.	115,924	6,925,300
		$22,958,873
Distributors — 0.0%
Genuine Parts Co.	190,459	$9,332,491
		$9,332,491
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A (1)	28,651	$1,257,779
H&R Block, Inc.	1,599,312	33,649,524
Laureate Education, Inc. (1)	302,518	17,839,486
ServiceMaster Co. (The)	1,156,537	17,799,104
		$70,545,893
Diversified Financial Services — 3.0%
Bank of America Corp.	3,842,163	$196,027,156
Citigroup, Inc.	4,485,953	230,308,827
ING Groep N.V. (ADR)	257,281	10,890,705
JPMorgan Chase & Co.	2,709,527	131,086,916
Moody’s Corp.	309,906	19,232,766
		$587,546,370
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	1,419,191	$55,958,701
BCE, Inc. (2)(4)	2,653,500	75,040,980
Bell Aliant Regional Communications, Inc. (1)(2)(3)(5)	210,251	5,381,799
Cincinnati Bell, Inc. (1)	169,013	794,361
Citizens Communications Co.	6,949	103,888
Deutsche Telekom AG (ADR)	1,843,732	30,476,890
Embarq Corp.	16,420	925,267
McLeod USA, Inc., Class A (1)(3)	947	0
Qwest Communications International, Inc. (1)	38,011	341,719
RSL Communications, Ltd., Class A (1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	2,883,026	96,293,068
Verizon Communications, Inc.	462,191	17,526,283
Windstream Corp.	1,105,386	16,238,120
		$299,081,076

Electric Utilities — 0.4%
Duke Energy Corp.	417,250	$8,466,002
Exelon Corp.	1,003,134	68,925,337
Southern Co. (The)	65,985	2,418,350
		$79,809,689
Electrical Equipment — 0.6%
Emerson Electric Co.	2,530,946	$109,058,463
Rockwell Automation, Inc.	131,698	7,884,759
Roper Industries, Inc.	46,244	2,537,871
Thomas & Betts Corp. (1)	22,600	1,103,332
		$120,584,425
Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc. (1)	451,518	$15,211,641
Arrow Electronics, Inc. (1)	8,750	330,312
Flextronics International, Ltd. (1)(2)	441,607	4,831,181
Jabil Circuit, Inc.	2,082,013	44,575,898
National Instruments Corp.	88,674	2,325,919
Plexus Corp. (1)	144,282	2,474,436
Sanmina-SCI Corp. (1)	18,166	65,761
Solectron Corp. (1)	1,670,613	5,262,431
		$75,077,579
Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	194,687	$12,874,651
GlobalSantaFe Corp. (2)	20,000	1,233,600
Halliburton Co.	1,251,578	39,725,086
Schlumberger, Ltd. (2)	1,178,674	81,446,373
Smith International, Inc.	120,165	5,773,928
Transocean, Inc. (1)(2)	103,602	8,464,283
		$149,517,921
Food & Staples Retailing — 2.2%
Casey’s General Stores, Inc.	12,551	$313,901
Costco Wholesale Corp.	928,292	49,979,241
CVS/Carework Corp.	2,181,767	74,485,525
Kroger Co. (The)	1,343,396	37,950,937
Safeway, Inc.	1,135,280	41,596,659
Sysco Corp.	2,229,368	75,419,519
Walgreen Co.	1,049,496	48,161,371
Wal-Mart Stores, Inc.	2,139,579	100,453,234
		$428,360,387
Food Products — 2.7%
Archer-Daniels-Midland Co.	1,376,641	$50,522,725
Campbell Soup Co.	1,295,515	50,460,309
ConAgra Foods, Inc.	913,252	22,749,107

Dean Foods Co. (1)	286,449	$13,388,626
Del Monte Foods Co.	99,492	1,142,168
General Mills, Inc.	129,400	7,533,668
H.J. Heinz Co.	292,513	13,783,213
Hershey Co. (The)	497,035	27,167,933
J.M. Smucker Co. (The)	7,152	381,345
Kellogg Co.	54,076	2,781,129
Kraft Foods, Inc., Class A	300	9,498
Nestle SA (2)	275,000	106,665,670
Sara Lee Corp.	4,502,213	76,177,444
Smithfield Foods, Inc. (1)	3,650,830	109,342,359
TreeHouse Foods, Inc. (1)	55,239	1,683,132
Tyson Foods, Inc., Class A	265,272	5,148,930
William Wrigley Jr. Co.	996,034	50,728,012
		$539,665,268
Health Care Equipment & Supplies — 1.0%
Advanced Medical Optics, Inc. (1)	9,834	$365,825
Baxter International, Inc.	241,562	12,723,071
Becton, Dickinson and Co.	63,708	4,898,508
Biomet, Inc.	419,890	17,841,126
Boston Scientific Corp. (1)	1,136,837	16,529,610
DENTSPLY International, Inc.	7,701	252,208
Hillenbrand Industries, Inc.	18,980	1,126,843
Hospira, Inc. (1)	114,611	4,687,590
Medtronic, Inc.	1,884,946	92,475,451
Medtronic, Inc. (3)(6)	7,500	367,858
St. Jude Medical, Inc. (1)	84,585	3,181,242
Stryker Corp.	151,918	10,075,202
Zimmer Holdings, Inc. (1)	302,863	25,867,529
		$190,392,063
Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	369,925	$19,513,544
Cardinal Health, Inc.	2,189,814	159,746,931
CIGNA Corp.	15,036	2,145,036
Express Scripts, Inc. (1)	74,800	6,037,856
Health Management Associates, Inc., Class A	124,425	1,352,500
Henry Schein, Inc. (1)	1,143,408	63,093,253
McKesson Corp.	1,462	85,585
Medco Health Solutions, Inc. (1)	170,213	12,345,549
Sunrise Senior Living, Inc. (1)	8,000	316,160
Tenet Healthcare Corp. (1)	3,478	22,364
UnitedHealth Group, Inc.	451,964	23,940,533
WellPoint, Inc. (1)	786,626	63,795,369
		$352,394,680

Health Care Technology — 0.0%
IMS Health, Inc.	120,055	$3,560,831
		$3,560,831
Hotels, Restaurants & Leisure — 1.4%
Bob Evans Farms, Inc.	1,792	$66,214
Brinker International, Inc.	91,381	2,988,159
Carnival Corp. (2)	550,082	25,776,843
Darden Restaurants, Inc.	184,714	7,608,370
Gaylord Entertainment Co. (1)	375,601	19,858,025
International Game Technology	409,904	16,551,924
International Speedway Corp., Class A	118,344	6,118,385
Marriott International, Inc., Class A	395,881	19,382,334
McDonald’s Corp.	915,891	41,260,890
MGM MIRAGE (1)	188,890	13,131,633
OSI Restaurant Partners, Inc.	1,034,548	40,864,646
Papa John’s International, Inc. (1)	16,688	490,627
Starbucks Corp. (1)	2,254,271	70,693,939
Wyndham Worldwide Corp. (1)	128,223	4,378,815
Yum! Brands, Inc.	247,333	14,285,954
		$283,456,758
Household Durables — 0.4%
Blyth, Inc.	502,655	$10,611,047
D.R. Horton, Inc.	637,557	14,026,254
Fortune Brands, Inc.	115,429	9,098,114
Leggett & Platt, Inc.	1,792,899	40,645,020
Newell Rubbermaid, Inc.	291,589	9,065,502
		$83,445,937
Household Products — 3.1%
Clorox Co. (The)	14,873	$947,261
Colgate-Palmolive Co.	702,421	46,914,699
Energizer Holdings, Inc. (1)	143,981	12,285,899
Kimberly-Clark Corp.	1,397,396	95,707,652
Procter & Gamble Co. (The)	7,376,106	465,874,855
		$621,730,366
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The) (1)	40,339	$868,095
Dynegy, Inc., Class A (1)	22,688	210,091
TXU Corp.	136,092	8,723,497
		$9,801,683
Industrial Conglomerates — 2.7%
3M Co.	910,269	$69,571,860
General Electric Co.	12,144,647	429,434,718
Teleflex, Inc.	14,497	986,811

Textron, Inc.	12,838	$1,152,852
Tyco International, Ltd. (2)	1,125,841	35,520,284
		$536,666,525
Insurance — 5.7%
Aegon, N.V. (ADR)	5,182,849	$103,346,009
AFLAC, Inc.	2,198,053	103,440,374
Allstate Corp. (The)	189,354	11,372,601
American International Group, Inc.	6,321,040	424,900,309
AON Corp.	515,110	19,553,576
Arthur J. Gallagher & Co.	557,196	15,785,363
Berkshire Hathaway, Inc., Class A (1)	641	69,862,590
Berkshire Hathaway, Inc., Class B (1)	40,395	147,037,800
Chubb Corp. (The)	30,648	1,583,582
Hartford Financial Services Group, Inc. (The)	45,700	4,368,006
Lincoln National Corp.	224,671	15,230,447
Manulife Financial Corp. (2)	210,896	7,265,367
Marsh & McLennan Cos., Inc.	478,714	14,021,533
MetLife, Inc.	474,689	29,976,610
Old Republic International Corp.	299,541	6,625,847
Principal Financial Group, Inc.	113,328	6,784,947
Progressive Corp. (The)	3,784,948	82,587,565
SAFECO Corp.	161,000	10,695,230
Torchmark Corp.	318,929	20,918,553
Travelers Companies., Inc. (The)	349,428	18,089,888
UnumProvident Corp.	52,000	1,197,560
XL Capital Ltd., Class A (2)	187,100	13,089,516
		$1,127,733,273
Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (1)	42,476	$1,690,120
Expedia, Inc. (1)	403,096	9,343,765
IAC/InterActiveCorp (1)	429,832	16,208,965
Liberty Media Corp. - Interactive (1)	256,350	6,106,257
		$33,349,107
Internet Software & Services — 0.4%
eBay, Inc. (1)	1,257,244	$41,677,639
Google, Inc., Class A (1)	91,634	41,983,033
		$83,660,672
IT Services — 2.5%
Accenture Ltd., Class A (2)	2,739,520	$105,581,101
Acxiom Corp.	455,893	9,751,551
Affiliated Computer Services, Inc. (1)	183,730	10,818,022
Automatic Data Processing, Inc.	1,491,647	72,195,715
BISYS Group, Inc. (The) (1)	65,000	744,900
Computer Sciences Corp. (1)	226,702	11,817,975

DST Systems, Inc. (1)	46,566	$3,501,763
Electronic Data Systems Corp.	1,252	34,655
Fidelity National Information Services, Inc.	42,862	1,948,507
First Data Corp.	3,488,152	93,831,289
Fiserv, Inc. (1)	832,355	44,164,756
Gartner, Inc., Class A (1)	30,575	732,271
Paychex, Inc.	1,623,499	61,481,907
Perot Systems Corp. (1)	630,496	11,266,964
Safeguard Scientifics, Inc. (1)	26,579	78,674
Western Union Co.	3,488,152	76,564,936
		$504,514,986
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,761	$2,047,568
Mattel, Inc.	30,514	841,271
		$2,888,839
Life Sciences Tools & Services—0.2%
Dionex Corp. (1)	37,300	$2,540,503
Invitrogen Corp. (1)	429,910	27,363,772
PerkinElmer, Inc.	254,526	6,164,620
		$36,068,895
Machinery — 3.7%
Caterpillar, Inc.	185,437	$12,429,842
Danaher Corp.	4,059,959	290,084,071
Deere & Co.	2,992,450	325,099,768
Donaldson Co., Inc.	77,792	2,808,291
Dover Corp.	522,290	25,492,975
Illinois Tool Works, Inc.	1,656,103	85,454,915
ITT Industries, Inc.	8,428	508,377
Nordson Corp.	20,306	943,417
Parker Hannifin Corp.	12,216	1,054,363
		$743,876,019
Media — 4.7%
Catalina Marketing Corp.	79,803	$2,520,179
CBS Corp., Class A	14,887	455,691
CBS Corp., Class B	556,629	17,027,281
Clear Channel Communications, Inc.	129,438	4,535,508
Comcast Corp., Class A (1)	2,819,980	73,178,481
Comcast Corp., Class A Special (1)	3,544,342	90,274,391
Discovery Holding Co., Class A (1)	102,540	1,961,590
E.W. Scripps Co. (The), Class A	51,066	2,281,629
EchoStar Communications Corp., Class A (1)	35,150	1,526,565
Entercom Communications Corp.	220,000	6,199,600
Gannett Co., Inc.	388,389	21,862,417
Havas SA (ADR)	3,142,938	18,117,143
Idearc, Inc.	23,103	810,915
Interpublic Group of Companies, Inc., (The) (1)	932,692	11,481,439

Lamar Advertising Co.	241,409	$15,201,525
Liberty Global, Inc., Class A (1)	46,731	1,538,852
Liberty Global, Inc., Class C (1)	48,416	1,483,466
Liberty Media Holding Corp.-Capital, Series A (1)	51,270	5,669,949
Live Nation, Inc. (1)	16,410	362,005
McClatchy Co., (The), Class A	8,441	266,820
McGraw-Hill Companies, Inc., (The)	425,284	26,741,858
New York Times Co. (The), Class A	300,468	7,064,003
News Corp., Class A	187,934	4,345,034
Omnicom Group, Inc.	2,409,176	246,651,439
Publicis Groupe (2)	329,132	15,831,239
Time Warner, Inc.	4,052,829	79,921,788
Tribune Co.	1,694,658	54,415,468
Viacom, Inc., Class A (1)	13,791	566,258
Viacom, Inc., Class B (1)	524,573	21,565,196
Vivendi SA (ADR)	174,913	7,103,705
Walt Disney Co. (The)	4,951,012	170,463,343
Washington Post Co. (The), Class B	16,470	12,574,845
WPP Group PLC (2)	139,450	2,110,380
WPP Group PLC (ADR)	256,051	19,457,315
		$945,567,317
Metals & Mining — 0.3%
Alcoa, Inc.	85,947	$2,913,603
Freeport-McMoRan Copper & Gold, Inc.	19,915	1,318,174
Nucor Corp.	382,388	24,904,930
Steel Dynamics, Inc.	517,060	22,336,992
		$51,473,699
Multiline Retail — 1.7%
99 Cents Only Stores (1)	620,980	$9,147,035
Dollar General Corp.	52,668	1,113,928
Dollar Tree Stores, Inc. (1)	646,996	24,741,127
Family Dollar Stores, Inc.	2,249,176	66,620,593
Federated Department Stores, Inc.	231,607	10,433,895
J.C. Penney Company, Inc.	130,349	10,709,474
Nordstrom, Inc.	131,384	6,955,469
Sears Holdings Corp. (1)	4,563	822,070
Target Corp.	3,504,497	207,676,492
		$338,220,083
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$251,500
PG&E Corp.	3,000	144,810
Wisconsin Energy Corp.	9,576	464,628
		$860,938

Office Electronics — 0.0%
Xerox Corp. (1)	22,878	$386,409
Zebra Technologies Corp., Class A (1)	13,500	521,235
		$907,644
Oil, Gas & Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	4,831,585	$207,661,523
Apache Corp.	2,145,450	151,683,315
BP PLC (ADR)	5,110,159	330,882,795
Chevron Corp.	533,655	39,469,124
ConocoPhillips	6,155,436	420,724,051
Devon Energy Corp.	818,602	56,663,630
El Paso Corp.	97,665	1,413,213
Exxon Mobil Corp.	6,982,510	526,830,380
Hess Corp.	55,542	3,080,915
Kinder Morgan, Inc.	1,762,113	187,576,929
Marathon Oil Corp.	19,294	1,906,826
Murphy Oil Corp.	12,636	674,762
Royal Dutch Shell PLC (ADR)	116,941	7,753,188
Spectra Energy Corp.	208,625	5,480,579
Total SA (ADR)	470,750	32,848,935
Williams Cos., Inc. (The)	223,515	6,361,237
		$1,981,011,402
Paper and Forest Products — 0.1%
International Paper Co.	150,301	$5,470,956
MeadWestvaco Corp.	45,590	1,405,996
Neenah Paper, Inc.	33,028	1,312,533
Weyerhaeuser Co.	85,020	6,354,395
		$14,543,880
Personal Products — 0.2%
Avon Products, Inc.	173,400	$6,460,884
Estee Lauder Cos., Inc., (The) Class A	662,471	32,361,708
		$38,822,592
Pharmaceuticals — 6.8%
Abbott Laboratories	3,237,548	$180,655,178
Allergan, Inc.	138,300	15,326,406
Bristol-Myers Squibb Co.	4,731,913	131,357,905
Eli Lilly & Co.	3,921,038	210,598,951
Forest Laboratories, Inc. (1)	56,729	2,918,140
GlaxoSmithKline PLC (ADR)	419,815	23,198,977
Johnson & Johnson	3,877,118	233,635,131
King Pharmaceuticals, Inc. (1)	152,305	2,995,839
Merck & Co., Inc.	2,547,971	112,543,879
Mylan Laboratories, Inc.	27,992	591,751
Novo Nordisk A/S (ADR)	263,770	23,879,098

Pfizer, Inc.	9,926,582	$250,745,461
Schering-Plough Corp.	1,739,245	44,368,140
Shering AG (ADR)	25,000	3,474,303
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	62,739,792
Watson Pharmaceuticals, Inc. (1)	562,702	14,872,214
Wyeth	784,847	39,265,895
		$1,353,167,060
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	58,779	$3,889,994
Realogy Corp. (1)	160,279	4,745,861
		$8,635,855
Road & Rail — 0.1%
Avis Budget Group, Inc. (1)	64,111	$1,751,513
Burlington Northern Santa Fe Corp.	191,766	15,423,739
CSX Corp.	43,833	1,755,512
Kansas City Southern (1)	6,815	242,478
Norfolk Southern Corp.	3,090	156,354
Union Pacific Corp.	13,964	1,418,044
		$20,747,640
Semiconductors & Semiconductor Equipment — 1.9%
Agere Systems, Inc. (1)	3,886	$87,901
Analog Devices, Inc.	600,378	20,707,037
Applied Materials, Inc.	1,094,431	20,049,976
Broadcom Corp., Class A (1)	911,708	29,238,476
Cypress Semiconductor Corp. (1)	52,742	978,364
Intel Corp.	11,084,055	212,037,972
KLA-Tencor Corp.	148,373	7,911,248
Linear Technology Corp.	395,760	12,502,058
LSI Logic Corp. (1)	132,810	1,386,536
Maxim Integrated Products, Inc.	263,099	7,735,111
Skyworks Solutions, Inc. (1)	98,685	567,439
Teradyne, Inc. (1)	7,248	119,882
Texas Instruments, Inc.	2,084,712	62,749,831
Verigy, Ltd. (1)(2)	4,274	100,311
Xilinx, Inc.	23,033	592,639
		$376,764,781
Software — 1.8%
Adobe Systems, Inc. (1)	489,938	$20,430,415
CA, Inc.	39,583	1,025,596
Compuware Corp. (1)	150,944	1,432,459
Electronic Arts, Inc. (1)	21,405	1,077,956
Fair Isaac Corp.	85,231	3,296,735
Intuit, Inc. (1)	997,878	27,301,942
Jack Henry & Associates, Inc.	158,143	3,803,339

Microsoft Corp.	6,889,829	$192,019,534
Oracle Corp. (1)	4,797,138	86,972,112
SAP AG (ADR)	400,000	17,860,000
Symantec Corp. (1)	197,186	3,411,318
Wind River Systems, Inc. (1)	59,479	591,221
		$359,222,627
Specialty Retail — 1.7%
Abercrombie & Fitch Co., Class A	5,929	$448,707
AutoNation, Inc. (1)	245,966	5,224,318
Best Buy Co., Inc.	170,415	8,302,619
Gap, Inc. (The)	540,888	9,308,682
Home Depot, Inc.	4,443,290	163,246,475
Limited Brands, Inc.	601,866	15,684,628
Lowe’s Companies, Inc.	1,785,216	56,216,452
Office Depot, Inc. (1)	79,998	2,811,130
Payless ShoeSource, Inc. (1)	23,100	766,920
RadioShack Corp.	502,318	13,577,656
Sherwin-Williams Co. (The)	35,899	2,370,770
Staples, Inc.	275,430	7,117,111
TJX Companies, Inc. (The)	1,716,834	46,285,845
		$331,361,313
Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc. (1)	731,801	$36,626,640
Hanesbrands, Inc. (1)	563,704	16,567,261
NIKE, Inc., Class B	1,529,222	162,495,130
		$215,689,031
Thrifts & Mortgage Finance — 0.3%
Fannie Mae	335,606	$18,317,375
Freddie Mac	146,695	8,726,886
MGIC Investment Corp.	95,045	5,600,051
Washington Mutual, Inc.	625,699	25,265,726
		$57,910,038
Tobacco — 0.3%
Altria Group, Inc.	586,233	$51,477,120
		$51,477,120
Trading Companies & Distributors — 0.1%
United Rentals, Inc. (1)	391,179	$10,757,423
		$10,757,423
Wireless Telecommunication Services — 0.5%
Alltel Corp.	1,420,995	$88,101,690
Sprint Nextel Corp.	344,624	6,534,071
Telephone & Data Systems, Inc., Special Shares	25,844	1,444,680

Telephone and Data Systems, Inc.	25,844	$1,540,819
Vodafone Group PLC ADR	299,391	8,041,642
		$105,662,902
Total Common Stocks (identified cost $13,624,408,997)		$19,758,202,497

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp. (1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Other Issues — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares) (1)	166,518	$333
		$333
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights) (1)(3)	197,392	$0
		$0
Total Other Issues (identified cost $39,407)		$333

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc. (1)	18,106	$1,720
		$1,720
Total Warrants (identified cost $0)		$1,720

Short-Term Investments — 0.9%

Description	Shares/ Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30% (7)(8)	73,078	$73,078,289
Investment in Cash Management Portfolio, 4.74% (7)	106,177	106,177,247
Total Short-Term Investments (at amortized cost, $179,255,536)		$179,255,536
Total Investments — 100.2% (identified cost $13,820,330,009)		$19,937,460,086
Other Assets, Less Liabilities — (0.2)%		$(42,969,014)
Net Assets — 100.0%		$19,894,491,072

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		All or a portion of these securities were on loan at March 31, 2007.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $5,381,799 or 0.03% of the Portfolio’s net assets.

(6)		Security subject to restrictions on resale (see below).
(7)

Affiliated investments investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of March 31, 2007.

(8)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represets cash collateral received for securities on loan as of March 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2007, the Portfolio loaned securities having a market value of $71,263,931 and received $73,078,289 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,137,200,721
Gross unrealized appreciation	$15,801,196,660
Gross unrealized depreciation	(937,295)
Net unrealized appreciation	$15,800,259,365

At March 31, 2007, the Portfolio owned the following securities (representing 0.002% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible For Resale	Shares	Cost	Fair Value
Medtronic, Inc.	5/18/06	5/19/07	7,500	$368,372	$367,858
				$368,372	$367,858

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	May 24, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	May 24, 2007